Summary of Significant Accounting Policies (Details 5) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Payables And Accruals [Line Items]
Accrued expenses	$ 31,104	$ 653,047
Accrued interest	201,844	39,911
Accrued warranties	50,000	81,250
Accrued payroll and benefits	219,973	286,979
Unearned revenue	15,900	7,980
Other payables and accrued expenses	$ 518,821	$ 1,069,167